INVENTORIES	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6. INVENTORIES

	March 31, 2024 $	March 31, 2023 $

Raw materials	2,513,413	2,418,530
Finished goods	405,911	430,543
Allowance for impairment	(203,553)	-
Total inventories	2,715,771	2,849,073
Less: non-current portion	(1,293,789)	-
Total current portion of inventories	1,421,982	2,849,073

The cost of inventories recognized as an expense and included in supplies and materials amounted to $44,474 (March 31, 2023: $50,067).

An allowance for impairment of inventory in the amount of $203,553 (March 31, 2023: $nil) was recognized as an expense and included in supplies and materials.

Included in prepaids and deposits are $nil (March 31, 2023: $114,725) of prepayments made for inventory to be delivered subsequent to period end. A continuity of prepaid inventory is presented below:

	March 31, 2024 $	March 31, 2023 $

Prepaid inventory, beginning of year	114,725	855,415
Inventory received	(114,725)	(740,690)
Prepaid inventory, end of year	-	114,725